Members' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Members' Equity [Abstract]
Members' Equity
6.	Members’ Equity –

As of December 31, 2015 there were 38,608 Class A Membership Units outstanding. On January 1, 2016, certain accredited investors contributed their current membership interests, as well as mezzanine debt and other liabilities totaling approximately $942,000 owed to Titan El Toro, LLC in exchange for Junior Bridge Notes in the amount of $942,000 and 64,387 units in Titan CNG, LLC.

On January 1, 2016 Members of El Toro also agreed to contribute their membership interests in exchange for 10,892 Class A Membership Units in the Company.

In February 2016, the Senior Bridge Notes were issued and the Company issued 16,791 units to the note holders.

In July 2016, the Senior Bridge Notes were extended and the Company issued 3,359 units to the note holders.

In July and September 2016, the Company issued additional Senior Bridge Notes and the Company issued 5,000 and 3,750 units, respectively, to the note holders.

The following is a summary of Class A Membership Units as of September 30, 2016:

Class A Units

BALANCE, December 31, 2015	38,608
Acquisition of El Toro	64,387
Exchange of El Toro units	10,892
February Bridge Notes	16,791
July Senior Bridge Note extension	3,359
July Senior Bridge Note	5,000
September Bridge Note	3,750
BALANCE, September 30, 2016	142,787

6.	Members' Equity

The Company was incorporated as First CNG, LLC in January 2012. As of December 31, 2014 there were 3,117 units issued and outstanding. In May 2015 the Company changed its name to Titan CNG, LLC. In connection with the SBA loan, certain members were issued 35,491 units for personal guarantees provided on the loan.

In October 2015 the board authorized the issuance of 10,000,000 units; none of the units have been issued as of December 31, 2015.